FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$8,500	$--	$--	$1,051	$--	$--
Governmental bonds	--	9,752	--	--	9,962	--
Corporate bonds	--	23,353	--	--	30,752	--
Foreign currency cash flow hedges	--	517	--	--	(582)	--

Total	$8,500	$33,622	$--	$1,051	$40,132	$--